Accounts Receivable, Net (Details) - Schedule of Allowance for Doubtful Accounts - USD ($)		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022
Schedule of Allowance for Doubtful Accounts [Abstract]
Beginning balance		$ 114,486	$ 96,688
Additions		119,021	28,943
Less: write-off	[1]	(104,735)
Foreign currency translation adjustments		(3,324)	(11,145)
Ending balance		$ 125,448	$ 114,486

[1]	The Company wrote off the delinquent account balances against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable.